NOTE 12 - Share Capital: Schedule of Warrants outstanding (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Warrants outstanding

n.The following table summarizes information about the warrants outstanding as at December 31, 2025:

Warrants Outstanding
December 31, 2025	Exercise Price	Expiry Date
257,143	$7.77	October 30, 2027
276,567	$7.77	October 30, 2027
22,994	$7.77	December 22, 2027
556,704	-	-